Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
As of March 31, 2026, the Company has engaged vendors, paid deposits, and incurred commitments for the inaugural Enhanced Games expected to be held in May 2026. The following is a summary for the components of deposit assets current and long-term, deposit liabilities and the Company’s remaining commitments as of March 31, 2026:

		Deposit Assets
Description	Total Commitment	Current	Long-Term	Deposit Liability	Remaining Commitments
Pool Construction	$6,576,000	$3,262,780	$3,008,000	$845,162	$305,220
Entertainment services	1,100,000	550,000	—	—	550,000
Event space and accommodations	1,274,000	1,174,000	—	—	100,000
Portable Track	1,942,000	—	971,000	—	971,000
Staging and lighting	2,286,252	1,236,378	—	449,946	1,049,874
Other	615,456	614,685	386	60,982	385
Total commitments	$13,793,708	$6,837,843	$3,979,386	$1,356,090	$2,976,479
Pool construction and planning
In January 2026, the Company engaged a vendor to construct a 50-meter portable pool under a contract with a total commitment of approximately $6.2 million. As of March 31, 2026, the Company has paid approximately $5,882,000 in construction deposits under this contract. Deposits related to pool components expected to be capitalized upon delivery are classified within deposit assets, long-term ($3,008,000).
The Company has identified approximately $3,008,000 of pool construction costs expected to be capitalized upon delivery, consisting of the pool structure ($1,908,000), mechanical equipment ($1,074,000), and pool equipment ($26,000). The determination of the final capitalizable portion of the total construction commitment remains in process as of March 31, 2026.
Deposits related to components that will be expensed as incurred during the event period are classified within deposit assets, current ($3,263,000), within the condensed consolidated balance sheets. As of March 31, 2026, approximately $845,000 of construction deposits remain outstanding and are included within deposit liabilities on the condensed consolidated balance sheets.
In August 2025, the Company engaged a separate vendor for design services related to the pool with a total commitment of approximately $250,000. As of March 31, 2026, approximately $231,000 has been incurred and paid under this contract. As the related deliverables have been received, these amounts have been included within construction in progress within the condensed consolidated balance sheets. As of March 31, 2026, the Company has advanced its planning and design of its 50 meter portable pool and paid $389,000 of construction deposits. The Company has accounted for the construction deposits paid of $389,000 within deposit assets, long-term, within the Company’s condensed consolidated balance sheets. In addition, on January 9, 2026, the Company engaged a vendor to construct the Company’s planned 50 meter portable pool with a total commitment of approximately $6.2 million. The Company has incurred approximately $5,882,000 of construction deposits through March 31, 2026, of which, $2,620,000 is included within deposit assets, long-term, and $3,263,000 within deposit assets, current, within the Company’s condensed consolidated balance sheets. As of March 31, 2026, approximately $845,000 of the Company’s pool construction deposits remain outstanding and are included within deposit liabilities on the condensed consolidated balance sheets.
Entertainment services
In February 2026, the Company has engaged entertainment services for the Enhanced Games for a total of $1,100,000. As of March 31, 2026, $550,000 in entertainment deposits have been invoiced, paid, and are included within deposit assets, current, on the Company’s condensed consolidated balance sheets.
Event space and accommodations
During 2025, the Company has entered into a binding agreement for event space, accommodations, and related services for an event scheduled in May 2026 of the Company’s anticipated Enhanced Games. Under the terms of the agreement, the Company has paid non-refundable deposits of $145,000 and $442,000 as of December 31, 2025 and paid an additional deposit of approximately $587,000 on February 10, 2026. The total deposit commitment is $1,174,000. The agreement also includes a minimum food and beverage spend of $100,000 and performance obligations related to a contracted room block, with potential liquidated damages if the minimums are not met. These commitments are non-cancellable with the exception of certain circumstances such as termination for default. As of March 31, 2026, the Company’s obligations incurred and paid to date have been included within deposit assets, current, on the condensed consolidated balance sheets.
Portable track
During 2025, the Company entered into a contract for a portable six lane track system with a total commitment of approximately $1,942,000. The Company has been invoiced $971,000, all of which has been paid as of March 31, 2026. As of March 31, 2026, the Company’s invoiced amounts pertaining to this contract have been included within deposit assets, long term. The portable track is reusable will be transferred to equipment when it is received and placed in service.
Staging and lighting
During 2026, the Company entered into rental contracts for staging and lighting services with a total commitment of $2,290,000. All amounts that have been invoiced are included within deposit assets, current, with outstanding balances of $450,000 within deposit liabilities on the Company’s condensed consolidated balance sheets as of March 31, 2026.
Other
Other deposit assets as of March 31, 2026, include deposits of $296,000 for LED screens and other rental related deposits $165,000 for the Enhanced Games as well as $154,000 for inventory related to the launch of the Company's supplement product line, totaling $615,000.
Commitments and Contingencies
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
In August 2025, the Company engaged a vendor design services pertaining to the Company’s planned 50 meter portable pool with a total commitment of approximately $250,000. The Company has incurred approximately $196,667 for these services as of December 31, 2025 and no amounts have been paid as of this date. As of December 31, 2025, the Company’s incurred amounts pertaining to this contract have been included within construction in process, property and equipment, net within the consolidated balance sheets.
As of December 31, 2025, the Company has advanced its planning and design of its 50 meter portable pool and paid $389,000 of construction deposits. The Company has accounted for the construction deposits paid of $389,000 within deposit assets, long-term, within the Company’s consolidated balance sheets. Refer to Note 11, Subsequent Events, for additional information.
During 2025, the Company has entered into a binding agreement for event space, accommodations, and related services for an event scheduled in May 2026 of the Company’s anticipated Enhanced Games. Under the terms of the agreement, the Company has paid non-refundable deposits of $145,000 and $442,000 as of December 31, 2025 and is obligated to pay an additional deposit of approximately $587,000 on February 10, 2026. The total deposit commitment is $1,174,000. The agreement also includes a minimum food and beverage spend of $100,000 and performance obligations related to a contracted room block, with potential liquidated damages if the minimums are not met. These commitments are non-cancellable with the exception of certain circumstances such as termination for default. As of December 31, 2025, the Company’s obligations incurred and paid to date have been included within deposit assets on the consolidated balance sheets.
During 2025, the Company entered into a contract for a portable six lane track system with a total commitment of approximately $1,942,000. The Company has been invoiced $971,000, of which $495,000 has been paid as of
December 31, 2025. As of December 31, 2025, the Company’s invoiced amounts pertaining to this contract have been included within deposit assets, long term, and remaining invoiced amounts within deposit liabilities.
As of December 31, 2025, there are no other matters which would have a material impact on the Company’s financial results.